Borrowings - Schedule of composition of borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
NON-CURRENT
Debentures and other loans	€ 132,768	€ 87,227
CURRENT
Debentures and other loans	44,079	11,580
TOTAL BORROWINGS	€ 176,847	€ 98,806